Performance Management - Schwab Crypto Thematic ETF	Jul. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Schwab Crypto Thematic Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 64.66% Q4 2023
Worst Quarter: (27.13%) Q1 2025
Year-to-date performance (before taxes) as of 6/30/26: 16.49%

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Crypto Thematic ETF			12 Months Ended	41 Months Ended
		Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net)(2) | Average Annual Return, Label [Optional Text]		MSCI ACWI Index (Net)(2)
MSCI ACWI Index (Net)(2) | Average Annual Return, Percent	[1]		22.34%	16.34%	[2]
MSCI ACWI Index (Net)(2) | Performance Inception Date				Aug. 04, 2022
Schwab Crypto Thematic Index® (Net)(2) | Average Annual Return, Label [Optional Text]		Schwab Crypto Thematic Index® (Net)(2)
Schwab Crypto Thematic Index® (Net)(2) | Average Annual Return, Percent	[1]		36.48%	30.86%	[2]
Schwab Crypto Thematic Index® (Net)(2) | Performance Inception Date				Aug. 04, 2022
Schwab Crypto Thematic ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Crypto Thematic ETF | Average Annual Return, Percent			36.41%	30.82%	[2]
Schwab Crypto Thematic ETF | Performance Inception Date				Aug. 04, 2022
Schwab Crypto Thematic ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Crypto Thematic ETF | After Taxes on Distributions | Average Annual Return, Percent			35.52%	30.27%	[2]
Schwab Crypto Thematic ETF | After Taxes on Distributions | Performance Inception Date				Aug. 04, 2022
Schwab Crypto Thematic ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Crypto Thematic ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			21.68%	24.76%	[2]
Schwab Crypto Thematic ETF | After Taxes on Distributions and Sales | Performance Inception Date				Aug. 04, 2022
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]	Since inception August 04, 2022.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	16.49%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	64.66%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.13%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes